Other financial assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other financial assets [Abstract]
Disclosure of other non-current financial assets [Text block]
Philips Group
Other non-current financial assets
in millions of EUR
2017
	available-for-sale financial assets	loans and receivables	held-to-maturity investments	financial assets at fair value through profit or loss	total
Balance as of January 1, 2017	172	134	2	27	335
Changes:
Reclassifications	(1)	2	-	1	2
Acquisitions/additions	368	5	-	-	374
Sales/redemptions	(23)	(8)	-	(3)	(34)
Impairment	(1)	-			(1)
Value adjustments	(46)	-		8	(39)
Translation differences and other	(24)	(20)	(1)	(6)	(50)
Balance as of December 31, 2017	446	114	1	27	587
Philips Group
Other non-current financial assets
in millions of EUR
2016
	available-for-sale financial assets	loans and receivables	held-to-maturity investments	financial assets at fair value through profit or loss	total
Balance as of January 1, 2016	232	222	2	33	489
Changes:
Reclassifications	(56)	(100)		-	(156)
Acquisitions/additions	44	26	-	3	73
Sales/redemptions	(3)	(22)		(1)	(26)
Impairment	(27)	-	-		(27)
Value adjustments	(19)	(2)		(8)	(29)
Translation differences and other	1	10	-	-	11
Balance as of December 31, 2016	172	134	2	27	335